Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss)
11.	Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss), net of tax for the six months ended September 30, 2016 and 2017, are as follows:

	Six months ended September 30, 2016
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2016	¥47,185	¥(23,884)	¥(24,766)	¥(4,757)	¥(6,222)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(3,157) million	6,936				6,936
Reclassification adjustment included in net income, net of tax of ¥4,068 million	(9,789)				(9,789)
Defined benefit pension plans, net of tax of ¥(504) million		1,281			1,281
Reclassification adjustment included in net income, net of tax of ¥(77) million		218			218
Foreign currency translation adjustments, net of tax of ¥10,196 million			(59,799)		(59,799)
Reclassification adjustment included in net income, net of tax of ¥13 million			287		287
Net unrealized gains (losses) on derivative instruments, net of tax of ¥669 million				(1,436)	(1,436)
Reclassification adjustment included in net income, net of tax of ¥122 million				(364)	(364)

Total other comprehensive income (loss)	(2,853)	1,499	(59,512)	(1,800)	(62,666)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(55)	138	(6,426)	(87)	(6,430)

Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	(772)	0	(772)

Balance at September 30, 2016	¥44,387	¥(22,523)	¥(77,080)	¥(6,470)	¥(61,686)

	Six months ended September 30, 2017
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2017	¥32,279	¥(17,330)	¥(31,736)	¥(4,483)	¥(21,270)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(2,275) million	6,640				6,640
Reclassification adjustment included in net income, net of tax of ¥4,594 million	(9,667)				(9,667)
Defined benefit pension plans, net of tax of ¥86 million		(427)			(427)
Reclassification adjustment included in net income, net of tax of ¥5 million		(20)			(20)
Foreign currency translation adjustments, net of tax of ¥12,032 million			19,830		19,830
Reclassification adjustment included in net income, net of tax of ¥(1,019) million			(1,175)		(1,175)
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(253) million				805	805
Reclassification adjustment included in net income, net of tax of ¥235 million				(729)	(729)

Total other comprehensive income (loss)	(3,027)	(447)	18,655	76	15,257

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(65)	0	728	4	667

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	34	0	34

Balance at September 30, 2017	¥29,317	¥(17,777)	¥(13,843)	¥(4,411)	¥(6,714)

Changes in each component of accumulated other comprehensive income (loss), net of tax for the three months ended September 30, 2016 and 2017, are as follows:

	Three months ended September 30, 2016
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2016	¥54,013	¥(22,704)	¥(60,175)	¥(6,568)	¥(35,434)

Net unrealized gains (losses) on investment in securities, net of tax of ¥647 million	(3,811)				(3,811)
Reclassification adjustment included in net income, net of tax of ¥2,202 million	(5,814)				(5,814)
Defined benefit pension plans, net of tax of ¥(62) million		75			75
Reclassification adjustment included in net income, net of tax of ¥(38) million		127			127
Foreign currency translation adjustments, net of tax of ¥5,047 million			(19,262)		(19,262)
Reclassification adjustment included in net income, net of tax of ¥(130) million			954		954
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(207) million				404	404
Reclassification adjustment included in net income, net of tax of ¥103 million				(272)	(272)

Total other comprehensive income (loss)	(9,625)	202	(18,308)	132	(27,599)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	1	21	(1,282)	34	(1,226)

Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	(121)	0	(121)

Balance at September 30, 2016	¥44,387	¥(22,523)	¥(77,080)	¥(6,470)	¥(61,686)

	Three months ended September 30, 2017
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2017	¥30,376	¥(17,586)	¥(25,122)	¥(4,352)	¥(16,684)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(875) million	3,253				3,253
Reclassification adjustment included in net income, net of tax of ¥2,133 million	(4,324)				(4,324)
Defined benefit pension plans, net of tax of ¥19 million		(180)			(180)
Reclassification adjustment included in net income, net of tax of ¥2 million		(10)			(10)
Foreign currency translation adjustments, net of tax of ¥5,413 million			13,041		13,041
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized gains (losses) on derivative instruments, net of tax of ¥4 million				4	4
Reclassification adjustment included in net income, net of tax of ¥17 million				(73)	(73)

Total other comprehensive income (loss)	(1,071)	(190)	13,041	(69)	11,711

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(12)	1	1,717	(10)	1,696

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	45	0	45

Balance at September 30, 2017	¥29,317	¥(17,777)	¥(13,843)	¥(4,411)	¥(6,714)

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the six months ended September 30, 2016 and 2017 are as follows:

	Six months ended September 30, 2016
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥11,596	Gains on investment securities and dividends
Sales of investment securities	9,326	Life insurance premiums and related investment income
Amortization of investment securities	(125)	Finance revenues
Amortization of investment securities	(760)	Life insurance premiums and related investment income
Others	(6,180)	Write-downs of securities and other

	13,857	Total before tax
	(4,068)	Tax expenses or benefits

	¥9,789	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥511	See Note 14 “Pension Plans”
Amortization of net actuarial loss	(782)	See Note 14 “Pension Plans”
Amortization of transition obligation	(24)	See Note 14 “Pension Plans”

	(295)	Total before tax
	77	Tax expenses or benefits

	¥(218)	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(274)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(274)	Total before tax
	(13)	Tax expenses or benefits

	¥(287)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥1	Finance revenues/Interest expense
Foreign exchange contracts	(32)	Other (income) and expense, net
Foreign currency swap agreements	517	Finance revenues/Interest expense/ Other (income) and expense, net

	486	Total before tax
	(122)	Tax expenses or benefits

	¥364	Net of tax

	Six months ended September 30, 2017
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥11,272	Gains on investment securities and dividends
Sales of investment securities	3,502	Life insurance premiums and related investment income
Amortization of investment securities	(109)	Finance revenues
Amortization of investment securities	(275)	Life insurance premiums and related investment income
Others	(129)	Write-downs of securities and other

	14,261	Total before tax
	(4,594)	Tax expenses or benefits

	¥9,667	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥497	See Note 14 “Pension Plans”
Amortization of net actuarial loss	(447)	See Note 14 “Pension Plans”
Amortization of transition obligation	(25)	See Note 14 “Pension Plans”

	25	Total before tax
	(5)	Tax expenses or benefits

	¥20	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥156	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	156	Total before tax
	1,019	Tax expenses or benefits

	¥1,175	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥118	Finance revenues/Interest expense
Foreign exchange contracts	(2)	Other (income) and expense, net
Foreign currency swap agreements	848	Finance revenues/Interest expense/ Other (income) and expense, net

	964	Total before tax
	(235)	Tax expenses or benefits

	¥729	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended September 30, 2016 and 2017 are as follows:

	Three months ended September 30, 2016
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥8,410	Gains on investment securities and dividends
Sales of investment securities	6,187	Life insurance premiums and related investment income
Amortization of investment securities	(24)	Finance revenues
Amortization of investment securities	(379)	Life insurance premiums and related investment income
Others	(6,178)	Write-downs of securities and other

	8,016	Total before tax
	(2,202)	Tax expenses or benefits

	¥5,814	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥255	See Note 14 “Pension Plans”
Amortization of net actuarial loss	(408)	See Note 14 “Pension Plans”
Amortization of transition obligation	(12)	See Note 14 “Pension Plans”

	(165)	Total before tax
	38	Tax expenses or benefits

	¥(127)	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(1,084)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(1,084)	Total before tax
	130	Tax expenses or benefits

	¥(954)	Net of tax

Net unrealized gains (losses) on derivative instruments
Foreign exchange contracts	¥(19)	Other (income) and expense, net
Foreign currency swap agreements	394	Finance revenues/Interest expense/ Other (income) and expense, net

	375	Total before tax
	(103)	Tax expenses or benefits

	¥272	Net of tax

	Three months ended September 30, 2017
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥6,131	Gains on investment securities and dividends
Sales of investment securities	660	Life insurance premiums and related investment income
Amortization of investment securities	(199)	Finance revenues
Amortization of investment securities	(135)	Life insurance premiums and related investment income

	6,457	Total before tax
	(2,133)	Tax expenses or benefits

	¥4,324	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥249	See Note 14 “Pension Plans”
Amortization of net actuarial loss	(224)	See Note 14 “Pension Plans”
Amortization of transition obligation	(13)	See Note 14 “Pension Plans”

	12	Total before tax
	(2)	Tax expenses or benefits

	¥10	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥2	Finance revenues/Interest expense
Foreign currency swap agreements	88	Finance revenues/Interest expense/ Other (income) and expense, net

	90	Total before tax
	(17)	Tax expenses or benefits

	¥73	Net of tax